Stock Based Compensation - Summary of Outstanding Restricted Stock Units (Detail) - 2021 Plan - Unvested restricted stock units - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Number of Shares
Beginning balance (in shares)	11,643	0
Granted (in shares)	0	12,758
Vested (in shares)	(4,082)	(115)
Canceled (in shares)	(811)	(1,000)
Ending balance (in shares)	6,750	11,643
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 6.14	$ 0
Granted (in dollars per share)	0	6.15
Vested (in dollars per share)	8.21	7.39
Canceled (in dollars per share)	6.28	6.12
Ending balance (in dollars per share)	$ 8.21	$ 6.14